PROVISIONS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
PROVISIONS AND CONTINGENCIES
PROVISIONS AND CONTINGENCIES

18)  PROVISIONS AND CONTINGENCIES

The Company is party to administrative and judicial proceedings and labor, tax and civil claims filed in different courts. The management of the Company, based on the opinion of its legal counsel, recognized provisions for proceedings for which an unfavorable outcome is considered probable.

Breakdown of changes in provisions for cases in which an unfavorable outcome is probable, in addition to contingent liabilities and provisions for decommissioning are as follows:

	Provisions for contingencies
					Contingent	Provision for
					liabilities (PPA)	decommissioning
	Labor	Tax	Civil	Regulatory	(1)	(2)	Total
Balances at 12/31/15	1,166,151	2,736,191	1,010,356	642,695	843,882	405,421	6,804,696
Additions (income) (Note 25)	611,776	126,446	690,470	126,514	—	—	1,555,206
Write-offs due to reversal (income) (Note 25)	(153,758)	(53,616)	(343,016)	(10,552)	(9,088)	(32,924)	(602,954)
Other additions	958	100,314	7,897	—	—	162,628	271,797
Write-offs due to payment	(396,894)	(159,039)	(538,309)	(2,580)	(11,240)	—	(1,108,062)
Monetary restatement	154,724	379,385	211,959	72,857	58,191	11,462	888,578
Balances at 12/31/16	1,382,957	3,129,681	1,039,357	828,934	881,745	546,587	7,809,261
Additions (income) (Note 25)	809,754	226,125	748,620	271,124	—	—	2,055,623
Write-offs due to reversal (income) (Note 25)	(512,583)	(71,684)	(309,927)	(72,780)	(89,230)	—	(1,056,204)
Other additions (reversal)	(492)	93,596	207	—	—	20,765	114,076
Write-offs due to payment	(865,656)	(168,407)	(551,928)	(6,873)	—	—	(1,592,864)
Write-offs due to taxes (3)	—	(66,027)	—	—	—	—	(66,027)
Monetary restatement	147,334	348,393	123,487	83,387	53,281	12,129	768,011
Business combination (Note 1 c.1)	19,282	87,531	6,061	—	—	—	112,874
Balances at 12/31/17	980,596	3,579,208	1,055,877	1,103,792	845,796	579,481	8,144,750

At 12/31/16
Current	202,113	—	205,831	775,679	—	—	1,183,623
Noncurrent	1,180,844	3,129,681	833,526	53,255	881,745	546,587	6,625,638

At 12/31/17
Current	239,229	—	201,673	994,009	—	—	1,434,911
Noncurrent	741,367	3,579,208	854,204	109,783	845,796	579,481	6,709,839
(1)	This refers to contingent liabilities arising from Purchase Price Allocation (PPA) generated on acquisition of the controlling interest of Vivo Participações in 2011 and GVTPart. in 2015.
(2)

These refer to costs to be incurred to return the sites (locations for installation of base radio, equipment and real estate) to their respective owners in the same conditions as at the time of execution of the initial lease agreement.

(3)	This refers to the amounts of tax on tax losses used to offset tax provisions arising from the Company's adherence to the Special Tax Regularization Program (PERT).

a)  Provisions and labor contingencies

	Amounts involved
Nature/Degree of Risk	12/31/17	12/31/16
Provisions - probable losses	980,596	1,382,957
Possible losses	261,876	293,146

Labor provisions and contingencies involve labor claims filed by former employees and outsourced employees (the latter alleging subsidiary or joint liability) claiming for, among other issues, overtime, salary equalization, post-retirement benefits, allowance for health hazard and risk premium, and matters relating to outsourcing.

The Company is also a defendant in labor claims filed by retired former employees who are covered by the Retired Employees Medical Assistance Plan (“PAMA”), who, among other issues, are demanding the cancellation of amendments to this plan. Most of these claims await a decision by the Regional Labor Court of São Paulo and the Superior Labor Court. Based on the opinion of its legal counsel and recent decisions of the courts, management considers the risk of loss in these cases as possible. No amount has been specified for these claims, since is not possible to estimate the cost to the Company in the event of loss.

In addition, the Company is party to Public Civil Actions filed by the Labor Public Prosecutor’s Office, mainly in relation to the determination that the Company must cease the engagement of intermediaries to carry out its core activities. No amounts were allocated to the possible degree of risk in these Public Civil Actions in the above table, since at this stage of the proceedings it is not possible to estimate the cost to the Company in the event of loss.

b)  Provisions and tax contingencies

	Amounts involved
Nature/Degree of Risk	12/31/17	12/31/16
Provisions - probable losses	3,579,208	3,129,681
Federal	502,153	343,353
State	231,998	226,571
Municipal	32,054	30,519
FUST, FISTEL and EBC	2,813,003	2,529,238
Possible losses	35,388,910	30,050,578
Federal	8,226,374	5,931,022
State	18,968,349	15,389,802
Municipal	548,014	853,244
FUST, FUNTTEL, FISTEL and EBC	7,646,173	7,876,510

b.1) Probable tax contingencies

Management and its legal counsel understand that losses are probable in the following federal, state, municipal and other tax proceedings (FUST, FISTEL and EBC) are described below:

Federal Taxes

The Company is party to administrative and legal proceedings relating to: (i) claims resulting from the non-ratification of compensation and refund requests formulated; (ii) CIDE levied on the remittance of amounts abroad related to technical and administrative assistance and similar services, as well as royalties; (iii) IRRF on interest on equity; (iv) Social Investment Fund (Finsocial) offset amounts; and (v) additional charges to the PIS and COFINS tax base, as well as additional charges to COFINS required by Law No. 9,718/98.

At December 31, 2017, consolidated provisions totaled R$502,153  (R$343,353 at December 31, 2016).

State taxes

The Company is party to administrative and judicial proceedings relating to: (i) disallowance of ICMS credits; (ii) telecommunications services not subject to ICMS; (iii) tax credit for challenges / disputes over telecommunication services not provided or wrongly charged (Agreement 39/01); (iv) rate difference of ICMS; (v) ICMS on rent of infrastructure necessary for internet (data) services; and (vi) outflows of goods with prices lower than those of acquisition.

At December 31, 2017, consolidated provisions totaled R$231,998  (R$226,571 at December 31, 2016).

Municipal taxes

The Company is party to various municipal tax proceedings, at the judicial level, relating to: (i) Property tax (IPTU); (ii) Services tax (ISS) on equipment leasing services, non-core activities and supplementary activities; and (iii) withholding of ISS on contractors' services.

At December 31, 2017, consolidated provisions totaled R$32,054  (R$30,519 at December 31, 2016).

FUST, FISTEL and EBC

The Company has administrative and judicial discussions related to: (i) the non-inclusion of interconnection expenses and industrial exploitation of a dedicated line in the calculation basis of FUST; (ii) exclusion of the calculation basis of the Installation Inspection Fee ("TFI") and Inspection and Operation Fee ("TFF") of the mobile stations that are not owned by it; and (iii) Contribution to the Promotion of Public Broadcasting (EBC).

At December 31, 2017, consolidated provisions totaled R$2,813,003  (R$2,529,238 at December 31, 2016).

b.2) Possible tax contingencies

Management and its legal counsel understand that losses are possible in the following federal, state, municipal and other tax proceedings (FUST, FUNTTEL, FISTEL and EBC) are described below:

Federal taxes

The Company is party to various administrative and judicial proceedings, at the federal level, which are awaiting decisions in different court levels.

The most important of these proceedings are: (i) statements of dissatisfaction resulting from failure to approve requests for compensation submitted by the Company; (ii) INSS (social security contribution) (a) on compensation payment for salary losses arising from the "Plano Verão" and the "Plano Bresser"; (b) SAT, social security amounts owed to third parties (INCRA and SEBRAE) and (c) supply of meals to employees, withholding of 11% (assignment of workforce); (iii) IRRF and CIDE on the funds remitted abroad related to technical services and to administrative support and similar services, etc., and royalties; (iv) IRPJ and CSLL - disallowance of costs and sundry expenses not evidenced; (v) deduction of COFINS on swap operation losses; (vi) PIS and COFINS accrual basis versus cash basis; (vii) IRPJ FINOR, FINAN or FUNRES; (viii) IRPJ and CSLL, disallowance of expenses on goodwill of the corporate restructuring of Terra Networks and Vivo S.A., and for the takeovers of Navytree, TDBH, VivoPart. and GVTPart.; (ix) ex-tariff, cancellation of the benefits under CAMEX Resolution No. 6, increase in the import duty from 4% to 28%; (x) IPI levied on shipment of fixed access units from the Company's establishment; (xi) PIS and COFINS levied on value-added services and monthly subscription services; (xii) INSS on Stock Options - requirement of social security contributions on amounts paid to employees under the stock option plan; (xiii) IOF - required on loan transactions, intercompany loans and credit transactions; and (xiv) operating expenses allegedly non-deductible and related to estimated losses on the recoverable value of accounts receivable.

At December 31, 2017, consolidated amounts involved totaled R$8,226,374  (R$5,931,022 at December 31, 2016).

State taxes

The Company is party to various administrative and judicial proceedings, at the state level, which are awaiting decisions in different court levels.

Among these lawsuits, the following are highlighted: (i) provision of facility, utility and convenience services and rental of movable property; (ii) international calls (DDI); (iii) reversal of ICMS credit related to the acquisition of items of property, plant and equipment and payment of ICMS in interstate transfers of property, plant and equipment between branches; (iv) reversal of previously unused ICMS credits; (v) service provided outside São Paulo state with ICMS paid to São Paulo State; (vi) co-billing; (vii) tax substitution with a fictitious tax base (tax guideline); (viii) use of credits related to acquisition of electric power; (ix) secondary activities, value added and supplementary services; (x) tax credits related to opposition/challenges regarding telecommunications services not provided or mistakenly charged (Agreement 39/01); (xi) deferred collection of ICMS - interconnection (DETRAF - Traffic and Service Provision Document); (xii) credits derived from tax benefits granted by other states; (xiii) disallowance of tax incentives related to cultural projects; (xiv) transfers of assets among business units owned by the Company; (xv) communications service tax credits used in provision of services of the same nature; (xvi) card donation for prepaid service activation; (xvii) reversal of credit from return and free lease in connection with assignment of networks (used by the Company itself and exemption of public bodies); (xviii) DETRAF fine; (xix) ICMS on own consumption; (xx) ICMS on exemption of public bodies; (xxi) ICMS on amounts given by way of discounts; (xxii) new tax register bookkeeping without prior authorization by tax authorities; (xxiii) ICMS on monthly subscription; (xxiv) tax on unmeasured services; and (xxv) ICMS on advertising services.

At December 31, 2017, consolidated amounts involved totaled R$18,968,349  (R$15,389,802 at December 31, 2016).

Municipal taxes

The Company is party to various administrative and judicial proceedings, at the municipal level, which are awaiting decisions in different court levels.

The most important of these proceedings are: (i) ISS on non-core activity, value-added and supplementary services; (ii) ISS withholding at source; (iii) IPTU; (iv) land use tax; (v) various municipal charges; (vi) charge for use of mobile network and lease of infrastructure; (vii) advertising services; (viii) services provided by third parties; (ix) advisory services in corporate management provided by Telefónica Latino América Holding; (x) ISS on call identification and mobile phone licensing services; (xi) ISS on full-time services, provisions, returns and cancelled tax receipts; and (xii) ISS on data processing and antivirus congeners.

At December 31, 2017, consolidated amounts involved totaled R$548,014  (R$853,244 at December 31, 2016).

FUST, FUNTTEL, FISTEL and EBC

Universal Telecommunications Services Fund (“FUST”)

Writs of mandamus were filed seeking the right to not include revenues with interconnection and Industrial Use of Dedicated Line (EILD) in FUST tax base, according to Abridgment No. 7 of December 15, 2005, as it does not comply with the provisions contained in sole paragraph of article 6 of Law No. 9,998/00, which are awaiting a decision from Higher Courts.

Various delinquency notices were issued by ANATEL in the administrative level to collect charges on interconnections, EILD and other revenues not earned from the provision of telecommunication services.

At December 31, 2017, consolidated amounts involved totaled R$4,316,571  (R$4,089,065 at December 31, 2016).

Fund for Technological Development of Telecommunications (“FUNTTEL”)

Proceedings filed for recognition of the right not to include interconnection revenues and any others arising from the use of resources that are part of the networks in FUNTTEL calculation basis, as determined by Law 10,052/00 and Decree No. 3,737/01, thus avoiding the improper application of Article 4, paragraph 5, of Resolution 95/13.

Several notifications of debits drawn up by the Ministry of Communications in administrative actions for constitution of the tax credit related to the interconnection, network resources and other revenues that do not originate from the provision of telecommunication services.

At December 31, 2017, consolidated amounts involved totaled R$493,867  (R$1,190,637 at December 31, 2016).

Telecommunications Inspection Fund (“FISTEL”)

Judicial actions for the collection of TFI on: (a) extensions of the term of validity of the licenses for use of telephone exchanges associated with the operation of the fixed switched telephone service; and (b) extensions of the period of validity of the right to use radiofrequency associated with the operation of the telephone service personal mobile service.

At December 31, 2017, consolidated amounts involved totaled R$2,556,443  (R$2,352,000 at December 31, 2016).

Contribution to Empresa Brasil de Comunicação (“EBC”)

The Union of Telephony and Cellular and Personal Mobile Service Companies ("Sinditelebrasil") judicially discusses, on behalf of the associates, the Contribution to the Promotion of Public Broadcasting to EBC, created by Law 11,652/08.

Several notifications of debit entry were drawn up by ANATEL at the administrative level for the constitution of the tax credit.

At December 31, 2017, consolidated amounts involved totaled R$279,292  (R$244,808 at December 31, 2016).

c)  Provisions civil contingencies

	Amounts involved
Nature/Degree of Risk	12/31/17	12/31/16
Provisions - probable losses	1,055,877	1,039,357
Possible losses	2,858,796	2,574,836

c.1) Provisions for probable civil losses

Management and its legal counsel understand that losses are probable in the following civil proceedings:

•The Company is party to proceedings involving rights to the supplementary amounts from shares calculated on network expansion plans since 1996 (supplement of share proceedings). These proceedings are at different stages: lower courts, court of justice and high court of justice. At December 31, 2017, consolidated provisions totaled R$324,232  (R$256,276 at December 31, 2016).

•

The Company is party to various civil proceedings related to consumers at the administrative and judicial level, relating to the non-provision of services and/or products sold. At December 31, 2017, consolidated provisions totaled R$296,169  (R$386,699 at December 31, 2016).

•

The Company is party to various civil proceedings of a non-consumer nature at administrative and judicial levels, all arising in the ordinary course of business. At December 31, 2017, consolidated provisions totaled R$435,476  (R$396,382 at December 31, 2016).

c.2) Civil contingencies assessed as possible losses

Management and its legal counsel understand that losses are possible in the following civil proceedings:

•

Collective Action filed by SISTEL Participants’ Association (ASTEL) in the state of São Paulo, in which SISTEL associates in the state of São Paulo challenge the changes made in the health insurance plan for retired employees (“PAMA”) and claim for the reestablishment of the prior “status quo”. This proceeding is still in the appeal phase, and awaits a decision on the Interlocutory Appeal filed by the Company against the decision on possible admission of the appeal to higher and supreme courts filed in connection with the Court of Appeals’ decision, which changed the decision rendering the matter groundless. The amount cannot be estimated, and the claims cannot be settled due to their unenforceability because it entails the return to the prior plan conditions.

•

Civil Class Actions filed by ASTEL, in the state of São Paulo, and by the Brazilian National Federation of Associations of Retirees, Pensioners and Pension Fund Members of the Telecommunications Industry (FENAPAS), both against SISTEL, the Company and other carriers, in order to annul the spin-off of the PBS private pension plan, alleging, in short, the “windup of the supplementary private pension plan of the SISTEL Foundation”, which led to various specific mirror PBS plans, and corresponding allocation of funds from technical surplus and tax contingencies existing at the time of the spin-off. The amount cannot be estimated, and the claims cannot be settled due to their unenforceability because this involves the return of the spun-off assets of SISTEL relating to telecommunication carriers of the former Telebrás System.

•

The Company is party to other civil claims, at several levels, related to service rendering rights. Such claims have been filed by individual consumers, civil associations representing consumer rights or by the Bureau of Consumer Protection (PROCON), as well as by the Federal and State Public Prosecutor’s Office. The Company is also party to other claims of several types related to the ordinary course of business. At December 31, 2017, the consolidated amount totaled R$2,827,071  (R$2,559,252 at December 31, 2016).

•

TGLog (company controlled by TData) is a party to the civil enforcement action process in the 3rd Civil Court of Barueri - SP for the allegation of contractual noncompliance with the transportation of goods. At December 31, 2017, the amount was R$178  (R$1,377 at December 31, 2016).

•

Terra Networks (company controlled by TData) is a party to: (i) supplier action related to the transmission of events; (ii) PROCON fine (annulment action); (iii) indemnification action related to the use of content; (iv) ECAD action on copyright collection; and (v) claim actions filed by former subscribers regarding unrecognized collection, collection of undue value and contractual noncompliance. At December 31, 2017, the amount was R$17,340.

•

The Company has received notices regarding noncompliance with the Customer Service (SAC) Decree. The Company is currently party to various lawsuits (administrative and legal proceedings). At December 31, 2017 and at December 31, 2016, the amount was R$14,207.

•

Intelectual Property: Lune Projetos Especiais Telecomunicação Comércio e Ind. Ltda. (Lune), a Brazilian company, filed an action on November 20, 2001 against 23 wireless carriers claiming to own the patent for caller ID and the trademark “Bina". The purpose of that lawsuit was to interrupt provision of such service by carriers and to seek indemnification equivalent to the amount paid by consumers for using the service.

An unfavorable decision was handed down determining that the Company should refrain from selling mobile phones with Caller ID service ("Bina"), subject to a daily fine of R$10,000.00 (Ten thousand reais) in case of noncompliance. Furthermore, according to that decision, the Company must pay indemnification for royalties, to be calculated in settlement. Motions for Clarification were proposed by all parties and Lune's motions for clarification were accepted since an injunctive relief in this stage of the proceedings was deemed applicable. A bill of review appeal was filed in view of the current decision which granted a stay of execution suspending that unfavorable decision until final judgment of the review. A bill of review was filed in view of the sentence handed down on June 30, 2016, by the 4th Chamber of the Court of Justice of the Federal District, in order to annul the lower court sentence and remit the proceedings back to the lower court for a new examination. At the present time, we await the judgment of the regimental grievance filed against a decision prior to the judgment, which rejected the application of the former lawyers of Lune as assistants of the author.  There is no way to determine the extent of potential liabilities with respect to this claim.

•

The Company and other wireless carriers figure as defendants in several lawsuits filed by the Public Prosecutor’s Office and consumer associations to challenge imposition of a period to use prepaid minutes. The plaintiffs allege that the prepaid minutes should not expire after a specific period. Conflicting decisions were handed down by courts on the matter, even though the Company understands that its criteria for the period determination comply with ANATEL standards.

d) Provisions and regulatory contingencies

	Amounts involved
Nature/Degree of Risk	12/31/17	12/31/16
Provisions - probable losses	1,103,792	828,934
Possible losses	5,065,907	5,018,205

d.1) Provisions for regulatory contingencies assessed as probable losses

The Company is party to administrative proceedings against ANATEL, filed based on an alleged failure to meet sector regulations, and to judicial proceedings to contest sanctions applied by ANATEL at the administrative level. At December 31, 2017, consolidated provisions totaled R$1,103,792  (R$828,934 at December 31, 2016).

d.2) Regulatory contingencies assessed as possible losses

According to the Company’s management and legal counsel, the likelihood of loss of the following regulatory civil proceedings is possible:

•

The Company is party to administrative proceedings filed by ANATEL alleging noncompliance with the obligations set forth in industry regulations, as well as legal claims which discuss the sanctions applied by ANATEL at the administrative level. At December 31, 2017, the consolidated amount was R$5,065,907  (R$5,018,205 at December 31, 2016).

•

Administrative and judicial proceedings discussing payment of a 2% charge on interconnection services revenue arising from the extension of right of use of SMP related radio frequencies. Under clause 1.7 of the authorization term that grants right of use of SMP related radio frequencies, the extension of right of use of such frequencies entails payment every two years, during the extension period (15 years) of a 2% charge calculated on net revenues from the service provider’s Basic and Alternative Plans of the service company, determined in the year before that of payment.

However, ANATEL determined that in addition to revenues from Service Plans, the charge corresponding to 2% should also be levied on interconnection revenues and other operating revenues, which is not stipulated in clause 1.7 of referred Authorization Term.

Considering, based on the provisions of the Authorization Terms, that revenue from interconnection services should not be included in the calculation of the 2% charge for radiofrequency use right extension, the Company filed administrative and legal proceedings challenging these charges, based on ANATEL’s position.

d.3) Term of Conduct Adjustment ("TAC")

The Board of Directors of ANATEL approved, on October 27, 2016, the Company's TAC. On September 27, 2017, this instrument was judged by the Brazilian Court of Audit ("TCU"), with the instruction of recommendations and determinations to ANATEL for the continuation of the analysis of the instrument.

e)  Guarantees

The Company granted guarantees for tax, civil and labor proceedings, as follows:

	12/31/17			12/31/16
		Judicial deposits			Judicial deposits
	Property and	and	Letters of	Property and	and	Letters of
	equipment	garnishments	guarantee	equipment	garnishments	guarantee
Civil, labor and tax	176,591	6,663,805	1,669,476	203,600	6,351,566	1,948,088
Total	176,591	6,663,805	1,669,476	203,600	6,351,566	1,948,088

At December 31, 2017, in addition to the guarantees presented above, the Company had amounts under short-term investment frozen by courts (except for loan-related investments) in the consolidated amount of R$69,764  (R$67,393 at December 31, 2016).